JPMORGAN TRUST IV

270 Park Avenue

New York, NY 10017

September 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

the JPMorgan Securities Lending Money Market Fund

File Nos. 333-208312 and 811-23117

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund listed above does not differ from the prospectus and statement of additional information contained in the Post-Effective Amendment No. 64 (Amendment 65 under the Investment Company Act of 1940) filed electronically on September 12, 2018.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary